FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value and NAV
The following table sets forth, by level within the fair value hierarchy, the Plan’s assets at fair value, as of December 31, 2025 and 2024:

	Level 1	Level 2	Level 3	Total
December 31, 2025
Investments at fair value:
Chemung Financial Corporation common stock	$5,317,294	$—	$—	$5,317,294
Mutual funds	67,304,866	—	—	67,304,866
Total investments at fair value	$72,622,160	$—	$—	$72,622,160

	Level 1	Level 2	Level 3	Total
December 31, 2024
Investments at fair value:
Chemung Financial Corporation common stock	$5,467,013	$—	$—	$5,467,013
Mutual funds	58,785,656	—	—	58,785,656
Total investments at fair value	$64,252,669	$—	$—	$64,252,669